Average Annual Total Returns - Prospectus-Adviser Class - Payden Emerging Markets Bond Fund - Adviser Class	Feb. 28, 2021
Average Annual Return:
1 Year	5.90%
5 Years	7.20%
10 Years	5.52%
After Taxes on Distributions
Average Annual Return:
1 Year	3.88%
5 Years	4.87%
10 Years	3.25%
After Taxes on Distributions and Sales
Average Annual Return:
1 Year	3.39%
5 Years	4.49%
10 Years	3.30%